STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the three months ended March 31, 2025 and March 31, 2024:

Three Months Ended
March 31, 2025		March 31, 2024
Date Declared	Amount (per share)	Date Declared	Amount (per share)

	(U.S. Dollars)		(U.S. Dollars)
2/25/2025	$0.08	2/28/2024	$0.08
The following table summarizes total dividends declared for the three months ended March 31, 2025 and March 31, 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(U.S. Dollars in thousands)
Dividends	$(7,735)	$(7,722)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three months ended March 31, 2025 and March 31, 2024:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2023	$24,403	$(48,229)	$(86,965)	$(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	12,355	—	(16,580)	(4,225)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(2,216)	—	—	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	(7,156)	—	—	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	2,264	—	—	2,264
Net other comprehensive income (loss) attributable to Dole plc	5,247	—	(16,580)	(11,333)
Balance as of March 31, 2024	$29,650	$(48,229)	$(103,545)	$(122,124)

Balance as of December 31, 2024	$22,126	$(59,815)	$(128,491)	$(166,180)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(11,154)	—	29,516	18,362
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	2,652	—	—	2,652
Gross amounts reclassified from accumulated other comprehensive loss	(4,936)	—	—	(4,936)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,438	—	—	1,438
Net other comprehensive income (loss) attributable to Dole plc	(12,000)	—	29,516	17,516
Balance as of March 31, 2025	$10,126	$(59,815)	$(98,975)	$(148,664)

The following table includes details about net (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss:

	(Gains) losses reclassified out of Accumulated Other Comprehensive Loss
	Three Months Ended
	March 31, 2025	March 31, 2024	Affected line item in the Statement of Operations

	(U.S. Dollars in thousands)
Fair Value of Derivatives:
Interest rate swap contracts	$(4,191)	$(7,857)	Interest expense
Cash flow hedges	(745)	701	Cost of sales
Total	$(4,936)	$(7,156)